Agreements And Transactions With Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Agreements And Transactions With Affiliates [Abstract]
Schedule Of Fees Incurred And Other Fees Paid

	Year Ended December 31,
	2011	2010	2009
	(Millions)
Omnibus Agreement	$10.2	$9.9	$9.7
Other fees — DCP Midstream, LLC	18.9	21.4	21.2

Total — DCP Midstream, LLC	$29.1	$31.3	$30.9

Transactions With Affiliates

	Year Ended December 31,
	2011	2010	2009
	(Millions)
DCP Midstream, LLC:
Sales of natural gas, propane, NGLs and condensate	$1,058.7	$881.2	$667.9
Transportation, processing and other	$26.0	$12.1	$7.5
Purchases of natural gas, propane and NGLs	$185.8	$183.9	$138.8
Gains (losses) from commodity derivative activity, net	$0.2	$(1.9)	$(3.6)
Operating and maintenance expense	$0.6	$—	$—
General and administrative expense	$29.1	$31.3	$30.9
Interest expense	$0.4	$0.2	$0.2
Spectra Energy:
Sales of natural gas, propane, NGLs and condensate	$—	$—	$0.3
Transportation, processing and other	$—	$0.2	$0.3
Purchases of natural gas, propane and NGLs (a)	$249.6	$82.1	$95.3
Operating and maintenance expense	$—	$(0.3)	$0.2
Other income	$—	$3.0	$—
ConocoPhillips:
Sales of natural gas, propane, NGLs and condensate	$52.2	$43.0	$30.4
Transportation, processing and other	$7.4	$9.9	$8.2
Purchases of natural gas, propane and NGLs	$5.8	$7.4	$12.8
General and administrative expense	$0.3	$0.2	$0.3
(Losses) gains from commodity derivative activity, net	$—	$(0.4)	$0.7
Unconsolidated affiliates:
Purchases of natural gas, propane and NGLs	$6.0	$4.8	$0.4

(a)	Includes a $17.0 million payment received in December 2010 for reimbursement of damages we incurred when an international propane supplier breached its contract with Spectra Energy.

Balances With Affiliates

	December 31,
	2011	2010
	(Millions)
DCP Midstream, LLC:
Accounts receivable	$100.0	$98.7
Accounts payable	$22.6	$27.0
Unrealized gains on derivative instruments—current	$0.6	$1.3
Unrealized losses on derivative instruments—current	$(0.6)	$(1.8)
Unrealized losses on derivative instruments—long term	$(2.6)	$—
Spectra Energy:
Accounts receivable	$0.1	$0.3
Accounts payable	$21.4	$8.7
ConocoPhillips:
Accounts receivable	$6.1	$7.9
Accounts payable	$0.4	$1.0
Unrealized gains on derivative instruments—current	$2.5	$0.1
Unrealized losses on derivative instruments—current	$(2.0)	$(0.3)
Unconsolidated affiliates:
Accounts payable	$2.4	$0.9